Right of Use Asset	12 Months Ended
Jun. 30, 2026
Right of Use Asset [Abstract]
RIGHT OF USE ASSET
15.	RIGHT OF USE ASSET

	30 June 2026 $	30 June 2025 $
Cost	53,298	54,863
Accumulated amortisation	(41,796)	(31,998)
	11,502	22,865

	30 June 2026 $	30 June 2025 $
Balance at beginning of year	22,865	30,871
Additions	-	-
Amortisation	(10,953)	(10,161)
Foreign exchange	(410)	2,155
Balance at end of the year	11,502	22,865

Leased assets are capitalised at the commencement date of the lease and comprise of the initial lease liability amount, initial direct costs incurred when entering into the lease less any lease incentives received